Consolidated Statements of Changes in Total Equity - USD ($)	Total	RasGas 3 Joint Venture	Restricted Units	Limited Liability Company	Series A preferred stock	Series A preferred stock Limited Liability Company	Series B Preferred Units	Series B Preferred Units Limited Liability Company	Limited Partner [Member]	General Partner [Member]	Common Stock [Member]	Common Stock [Member] Limited Liability Company	Common Stock [Member] Limited Partner [Member]	Preferred Units	Preferred Units Limited Liability Company	Preferred Units Repurchase agreements	Preferred Units Series A preferred stock	Preferred Units Series A preferred stock Repurchase agreements	Preferred Units Series B Preferred Units	Preferred Units Series B Preferred Units Repurchase agreements	Preferred Units Limited Partner [Member]	Preferred Units Limited Partner [Member] Series A preferred stock	Preferred Units Limited Partner [Member] Series B Preferred Units	AOCI Attributable to Parent [Member]	Noncontrolling Interest	Noncontrolling Interest Limited Partner [Member]
Beginning balance, units at Dec. 31, 2020													86,951,000								11,800,000
Beginning balance at Dec. 31, 2020	$ 1,746,270,000									$ 46,182,000			$ 1,465,408,000								$ 285,159,000			$ (103,836,000)	$ 53,357,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	255,548,000									3,808,000			213,138,000								$ 25,702,000				12,900,000
Other comprehensive (loss) income	52,851,000																							50,673,000	2,178,000
Partners' Capital Account, Distributions	(98,493,000)				$ (11,249,000)		$ (14,453,000)			(1,730,000)			(96,763,000)									$ (11,249,000)	$ (14,453,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(2,923,000)																								(2,923,000)
Equity based compensation, tax (in dollars per shares)	500,000
Partners' Capital Account, Unit-based Payment Arrangement, Amount	1,472,000									26,000			$ 1,446,000
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units													59,000
Ending balance, units at Dec. 31, 2021													87,010,000								11,800,000
Ending balance at Dec. 31, 2021	1,929,023,000									48,286,000			$ 1,583,229,000								$ 285,159,000			(53,163,000)	65,512,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 0
Restricted units expense			$ 2,000,000
Common Stock, Par or Stated Value Per Share	$ 1.11
Preferred stock, dividends per share, declared (in dollars per shares)					$ 0.0225		$ 0.0213
Net income	$ 241,553,000			$ 193,913,000					$ 47,640,000	740,000	$ 157,339,000		40,407,000	$ 21,608,000							3,998,000				14,966,000	$ 2,495,000
Conversion of Stock, Amount Converted	(1,955,365,000)									(49,026,000)			$ (1,623,607,000)								$ (282,732,000)
Conversion of Stock, Shares Converted											(87,010,000)			(11,800,000)
Conversion of Stock, Amount Issued				1,955,365,000							$ 1,672,633,000			$ 282,732,000
Conversion of Stock, Shares Issued											88,565,000			11,800,000
Other comprehensive (loss) income	94,416,000																							93,680,000	736,000
Adjustments to Additional Paid in Capital, Other				129,271,000								$ 129,271,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit					$ 1.6875		$ 1.5939
Partners' Capital Account, Distributions					$ (2,812,000)		$ (3,613,000)															$ (2,812,000)	$ (3,613,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(4,180,000)																								(4,180,000)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared						$ (8,391,000)		$ (10,790,000)									$ (8,391,000)		$ (10,790,000)
Restricted Stock Award, Forfeitures									3,254,000	59,000
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	3,313,000
Partners' Capital Account, Contributions	6,035,000								5,926,000	109,000
Stock Repurchased During Period, Value														111,000
Payments for Repurchase of Preferred Stock and Preference Stock	2,690,000			2,690,000								15,000			$ 2,675,000	$ 2,690,000		$ 932,000		$ 1,758,000
Partners' Capital Account, Acquisitions	2,751,000								$ 2,701,000	50,000
Restricted units expense			$ 2,700,000
Preferred stock, dividends per share, declared (in dollars per shares)					$ 0.5625		$ 0.5313
Stock Repurchased and Retired During Period, Shares																110,861		38,057		72,804
Limited Liability Company (LLC) Preferred Unit, Outstanding														11,689,000
Common Unit, Outstanding											88,565,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,361,758,000									0	$ 1,959,228,000			$ 282,484,000										40,517,000	79,529,000
Equity	2,282,229,000
Net income	317,716,000			317,716,000							$ 279,601,000			$ 24,941,000											13,174,000
Conversion of Stock, Shares Issued											11,384,000
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	50,000,000										$ 50,000,000
Other comprehensive (loss) income	(8,798,000)			(8,798,000)																				(9,170,000)	372,000
Adjustments to Additional Paid in Capital, Other				86,180,000								86,180,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit					$ 0.0225		$ 0.0213				$ 0.5003
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(864,000)																								(864,000)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared						$ (11,070,000)		$ (13,871,000)									$ (11,070,000)		$ (13,871,000)
Stock Repurchased During Period, Value														(160,000)
Payments for Repurchase of Preferred Stock and Preference Stock	3,972,000			$ 3,972,000								$ 93,000			$ 4,065,000	$ 3,972,000		$ 700,000		$ 3,272,000
Stock Repurchased and Retired During Period, Shares																160,476		29,395		131,081
Limited Liability Company (LLC) Preferred Unit, Outstanding														11,529,000
Common Unit, Outstanding											99,949,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,677,079,000									$ 0	$ 2,275,102,000			$ 278,419,000										$ 31,347,000	$ 92,211,000
Equity	$ 2,584,868,000
Ownership percentage (in percentage)		40.00%